COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Note 10 - COMMITMENTS AND CONTINGENCIES

On June 20, 2020 a complaint was filed against the company over a trademark dispute with Blume Honey Water, LLC in the Western District of Pennsylvania. The complaint alleges trademark infringement and related causes of action; in which the company asserted counterclaims for trademark infringement and related causes of action. The case is currently pending and nothing substantive has happened in the case and the parties are in settlement discussions and the case is likely to settle. There is no financial liability exposure estimated for the Company.

The company recently discovered that a party that it settled a previous trademark litigation case with is in breach of its settlement agreement and sent a notice of breach to said party. The underlying matter is a trademark dispute for the mark B.Y.L.T. (Reg 6548069) of which the company also filed two (2) extensions of time to oppose two (2) of the party’s trademarks at the Trademark Trial and Appeal Board. A 30-day response to the notice of breach letter was due October 21, 2021.